ROU Assets and Operating Lease Liabilities - Schedule of Information Related to Operating Lease Activities (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Information Related to Operating Lease Activities [Abstract]
Operating lease expense from fixed payment	¥ 503,788	$ 72,022	¥ 689,181
Short-term lease expenses	694,939	99,350	635,115
Total operating lease expenses	1,198,727	171,372	1,324,296
Cash paid for amounts included in the measurement of lease liabilities	¥ 472,773	$ 67,588	¥ 675,348